Allowance for Loan Losses - TDR Loans (Details) contract in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) contract	Dec. 31, 2017 USD ($) contract	Dec. 31, 2016 USD ($) contract
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		5	4	7
Recorded Investment		$ 2,463	$ 1,473	$ 12,275
Write-down		$ 6,900	$ 6,000
Real estate loans
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		2	3	5
Recorded Investment		$ 1,831	$ 0	$ 1,103
Real estate loans | Non-owner occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		1	0	1
Recorded Investment		$ 0	$ 0	$ 208
Write-down	$ 10,200
Proceeds from sale	$ 5,800
Real estate loans | Single-family residential
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		0	2	1
Recorded Investment		$ 0	$ 0	$ 49
Real estate loans | Owner-occupied
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		1	1	3
Recorded Investment		$ 1,831	$ 0	$ 846
Commercial loans
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		2	1	2
Recorded Investment		$ 622	$ 1,473	$ 11,172
Consumer loans and overdrafts
Financing Receivable, Modifications [Line Items]
Number of Contracts | contract		1	0	0
Recorded Investment		$ 10	$ 0	$ 0